UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St. Omaha, Nebraska             68130

(Address of principal executive offices)

(Zip code)

James Ash , Gemini Fund Services, LLC.

80 Arkay Drvie., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

3/31

Date of reporting period: 9/30/14

Item 1.  Reports to Stockholders.

September 30, 2014

Altegris Equity Long Short Fund

A Series of Northern Lights Fund Trust

Semi-Annual Report

Class A (ELSAX)
Class C (ELSCX)
Class I (ELSIX)
Class N (ELSNX)

ADVISED BY

SUB-ADVISED BY

Chilton Investment Company, LLC
1290 East Main Street Floor 1
Stamford, CT 06092

Harvest Capital Strategies, LLC
600 Montgomery Street, 20th Floor
San Francisco, CA 94111

888.524.9441

www.altegris.com/mutualfunds

Altegris Equity Long Short Fund

PORTFOLIO REVIEW (Unaudited)

September 30, 2014

The Fund’s performance figures* for the six month period ended September 30, 2014, compared to its benchmarks:

			Annualized
			Since Inception	Since Inception
	Six Month	One Year	April 30, 2012	October 7, 2013
Altegris Equity Long Short Fund - Class A	1.03%	3.74%	5.85%	N/A
Altegris Equity Long Short Fund - Class A with load **	(4.75)%	(2.21)%	3.29%	N/A
Altegris Equity Long Short Fund - Class C	0.66%	N/A	N/A	2.88%
Altegris Equity Long Short Fund - Class I	1.21%	4.01%	6.08%	N/A
Altegris Equity Long Short Fund - Class N	1.03%	3.74%	5.85%	N/A
HFRX Equity Hedge Index ***	(0.02)%	5.47%	5.39%	5.23%
S&P 500 Total Return Index ****	6.42%	19.73%	17.83%	20.09%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense ratios, gross of fee waivers or expense reimbursements, are 4.04%, 4.79%, 3.79% and 4.04% for Class A, Class C, Class I and Class N shares, respectively, per the Fund’s prospectus dated July 29, 2014. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases; Class A and Class C shares my be subject to a contingent deferred sales charge of up to 1.00% imposed on certain redemptions. For performance information current to the most recent month-end, please call 1-888-524-9441.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	HFRX Equity Hedge Index: Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested in equities, both long and short. Investors cannot invest directly in an index.

****	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

Top Ten Holdings by Industry	% of Net Assets
Retail	17.2%
Pharmaceuticals	9.7%
Equity Funds	8.5%
Oil & Gas	8.1%
Diversified Financial Services	8.1%
Food	7.9%
Chemicals	7.8%
Banks	7.3%
Transportation	5.7%
Media	4.2%
Other, Assets Less Liabilities	15.5%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

1

Altegris Equity Long Short Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2014

Shares		Value
	INVESTMENTS - 92.5%
	COMMON STOCK - 92.5%
	AEROSPACE / DEFENSE - 0.8%
30,551	BBA Aviation PLC	$161,000
6,242	TransDigm Group, Inc. +	1,150,588
		1,311,588
	AGRICULTURE - 0.7%
14,213	Bunge Ltd.	1,197,161

	AIRLINES - 0.6%
26,591	Delta Air Lines, Inc. +	961,265

	APPAREL - 1.8%
11,824	Carter’s, Inc. +	916,597
409	Hermes International	122,288
11,704	Michael Kors Holdings Ltd. *	835,549
11,824	NIKE, Inc. +	1,054,701
		2,929,135
	AUTO PARTS & EQUIPMENT - 1.2%
15,683	Lear Corp. +	1,355,168
5,912	Magna International, Inc. +	561,108
		1,916,276
	BANKS - 5.0%
9,508	BNCCORP, Inc. *	172,552
12,025	Citigroup, Inc.	623,136
11,815	Evans Bancorp, Inc.	272,336
11,377	First Republic Bank	561,796
26,805	Guaranty Bancorp	362,141
42,343	Heritage Financial Corp.	670,713
17,810	Heritage Oaks Bancorp	124,670
5,336	JPMorgan Chase & Co	321,441
17,604	Metro Bancorp, Inc. *	426,897
17,506	North Valley Bancorp *	377,779
26,145	PacWest Bancorp	1,077,958
45,481	Regions Financial Corp.	456,629
25,739	ViewPoint Financial Group, Inc.	616,192
27,590	Wells Fargo & Co. +	1,431,093
21,327	Zions Bancorporation	619,763
		8,115,096
	BEVERAGES - 2.7%
8,355	Anheuser-Busch InBev NV - ADR	926,152
11,411	Brown-Forman Corp.	1,029,500
9,234	Diageo PLC - ADR	1,065,604
14,720	Monster Beverage Corp. +,*	1,349,382
		4,370,638
	BUILDING MATERIALS - 0.9%
35,366	Fortune Brands Home & Security, Inc.	1,453,896

See accompanying notes to financial statements.

2

Altegris Equity Long Short Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Shares		Value
	CHEMICALS - 5.6%
3,995	CF Industries Holdings, Inc.	$1,115,484
11,834	Ecolab, Inc.	1,358,898
16,218	EI du Pont de Nemours & Co.	1,163,804
9,880	Monsanto Co.	1,111,599
6,651	Sherwin-Williams Co. +	1,456,502
31,372	WR Grace & Co. *	2,852,970
		9,059,257
	COMMERCIAL SERVICES - 3.1%
4,436	FleetCor Technologies, Inc. *	630,444
21,500	MasterCard, Inc.	1,589,280
14,882	Moody’s Corp. +	1,406,349
12,505	PHH Corp. *	279,612
38,295	Weight Watchers International, Inc.	1,050,815
		4,956,500
	COMPUTERS - 0.4%
29,545	Spansion, Inc. +,*	673,331

	COSMETICS / PERSONAL CARE - 0.1%
1,784	Colgate-Palmolive Co.	116,352

	DISTRIBUTION / WHOLESALE - 0.1%
45,931	Speed Commerce, Inc. *	126,310

	DIVERSIFIED FINANCIAL SERVICES - 5.6%
9,267	AerCap Holdings NV *	379,020
29,260	Charles Schwab Corp.	859,951
102,069	CIFC Corp.	923,724
9,638	Discover Financial Services	620,591
2,799	Intercontinental Exchange, Inc.	545,945
28,685	Lazard Ltd. - MLP	1,454,330
18,620	Nelnet, Inc.	802,336
52,507	NorthStar Asset Management Group, Inc. *	967,179
33,920	Oppenheimer Holdings, Inc.	686,880
284	Outerwall, Inc. *	15,932
7,879	Raymond James Financial, Inc.	422,157
59,033	RCS Capital Corp.	1,329,423
		9,007,468
	ELECTRONICS - 3.3%
18,681	Thermo Fisher Scientific, Inc. +	2,273,478
48,114	Trimble Navigation Ltd. *	1,467,477
37,587	Sensata Technologies Holding NV +,*	1,673,749
		5,414,704
	ENERGY - ALTERNATE SOURCES - 0.4%
59,120	Trina Solar Ltd. - ADR +,*	713,578

	ENGINEERING & CONSTRUCTION - 0.7%
35,454	MasTec, Inc. *	1,085,601

See accompanying notes to financial statements.

3

Altegris Equity Long Short Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Shares		Value
	ENVIRONMENTAL CONTROL - 0.6%
54,356	Darling Ingredients, Inc. *	$995,802

	FOOD - 3.6%
24,814	Calavo Growers, Inc.	1,120,104
23	Chocoladefabriken Lindt & Sprungli AG	1,364,046
33,353	Diamond Foods, Inc. *	954,229
83,882	SUPERVALU, Inc. *	749,905
40,463	Tyson Foods, Inc.	1,593,028
		5,781,312
	HAND/MACHINE TOOLS - 0.9%
49,861	Finning International, Inc.	1,408,989

	HEALTHCARE - PRODUCTS - 2.3%
7,503	Becton Dickinson and Co. +	853,916
39,479	Medtronic, Inc. +	2,445,724
4,698	Covidien PLC	406,424
		3,706,064
	HEALTHCARE - SERVICES - 1.0%
26,566	Tenet Healthcare Corp. *	1,577,755

	HOLDING COMPANIES - DIVERSIFIED - 0.4%
28,881	FCB Financial Holdings, Inc. *	655,888

	HOME BUILDERS - 1.2%
35,500	Brookfield Residential Properties, Inc. *	670,595
30,500	New Home Co., Inc. *	411,750
7,420	WCI Communities, Inc. *	136,825
33,056	William Lyon Homes *	730,538
		1,949,708
	HOUSEWARES - 0.7%
19,275	Toro Co. +	1,141,658

	INSURANCE - 1.3%
18,500	Assured Guaranty Ltd.	409,960
71,183	NMI Holdings, Inc.	615,733
29,260	Trupanion, Inc. +,*	248,710
23,648	XL Group PLC +	784,404
		2,058,807
	INTERNET - 1.1%
17,556	HomeAway, Inc. *	623,238
11,500	Move, Inc. *	241,040
835	Priceline Group, Inc. +, *	967,414
		1,831,692
	INVESTMENT FIRMS - 0.1%
17,460	OFS Capital Corp.	210,742

	IRON / STEEL - 0.6%
117,040	AK Steel Holding Corp. *	937,490

See accompanying notes to financial statements.

4

Altegris Equity Long Short Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Shares		Value
	LEISURE TIME - 0.3%
23,408	ClubCorp Holdings, Inc. +	$464,181

	LODGING - 2.5%
53,208	Hilton Worldwide Holdings, Inc. +,*	1,310,513
19,417	Wyndham Worldwide Corp. +	1,577,825
72,800	Wynn Macau Ltd.	231,563
5,089	Wynn Resorts Ltd. +	952,050
		4,071,951
	MACHINERY - DIVERSIFIED - 1.5%
52,109	Briggs & Stratton Corp.	939,004
8,868	Cummins, Inc.	1,170,399
3,463	Flowserve Corp.	244,211
		2,353,614
	MEDIA - 4.2%
23,364	CBS Corp.	1,249,974
44,111	Liberty Global PLC +,*	1,876,482
27,849	Nielsen NV	1,234,546
29,260	Twenty-First Century Fox, Inc. +	1,003,325
17,200	Walt Disney Co.	1,531,316
		6,895,643
	METAL FABRICATE / HARDWARE - 0.7%
27,413	Timken Co.	1,162,037

	MISCELLANEOUS MANUFACTURING - 0.7%
14,266	Pall Corp. +	1,194,064

	OIL & GAS - 5.9%
17,676	Anadarko Petroleum Corp. +	1,793,054
29,260	Cobalt International Energy, Inc. +,*	397,936
9,268	Hess Corp. +	874,158
43,890	Nabors Industries Ltd. +	998,936
37,673	Noble Corp. PLC	837,094
21,655	Occidental Petroleum Corp.	2,082,128
81,742	Patterson-UTI Energy, Inc. +	2,659,067
		9,642,373
	PHARMACEUTICALS - 9.4%
58,169	Abbott Laboratories	2,419,249
17,574	Actavis PLC +,*	4,240,255
14,780	Cardinal Health, Inc.	1,107,318
14,630	Mallinckrodt PLC +,*	1,318,895
9,927	McKesson Corp. +	1,932,489
11,100	Neogen Corp. *	438,450
17,736	Omnicare, Inc. +	1,104,243
47,374	Phibro Animal Health Corp.	1,061,651
44,665	Zoetis, Inc.	1,650,372
		15,272,922

See accompanying notes to financial statements.

5

Altegris Equity Long Short Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Shares		Value
	REITS - 1.4%
31,223	Ares Commercial Real Estate Corp.	$364,997
94,201	Chimera Investment Corp.	286,371
29,383	Invesco Mortgage Capital, Inc.	461,901
67,854	NorthStar Realty Finance Corp.	1,198,980
		2,312,249
	RETAIL - 10.4%
49,408	American Eagle Outfitters, Inc.	717,404
1,077	AutoZone, Inc. *	548,904
15,597	Best Buy Co., Inc. +	523,903
12,339	Buffalo Wild Wings, Inc. +, *	1,656,758
10,319	Costco Wholesale Corp.	1,293,177
11,451	CST Brands, Inc.	411,664
18,466	Domino’s Pizza, Inc.	1,421,143
14,081	Home Depot, Inc.	1,291,791
20,259	Jack in the Box, Inc.	1,381,461
13,648	Lithia Motors, Inc.	1,033,017
114,542	Luby’s, Inc. *	609,363
4,614	McDonald’s Corp.	437,453
118,195	Office Depot, Inc. *	607,522
6,559	Signet Jewelers Ltd. +	747,136
9,791	Tiffany & Co. +	942,971
16,625	Tractor Supply Co.	1,022,604
26,055	Vitamin Shoppe, Inc. *	1,156,582
14,780	Yum! Brands, Inc.	1,063,864
		16,866,717
	S&L / THRIFTS-WESTERN US - 0.1%
13,000	HomeStreet Inc	222,170

	SAVINGS & LOANS - 1.2%
109,868	Investors Bancorp, Inc.	1,112,963
50,608	Simplicity Bancorp, Inc.	850,214
		1,963,177
	SEMICONDUCTORS - 0.6%
17,556	Skyworks Solutions, Inc. +	1,019,126

	SOFTWARE - 0.7%
52,668	Activision Blizzard, Inc.	1,094,968

	TELECOMMUNICATIONS - 1.5%
87,780	RF Micro Devices, Inc. *	1,012,981
40,964	SoftBank Corp. - ADR	1,432,101
		2,445,082
	TRANSPORTATION - 4.6%
11,139	FedEx Corp.	1,798,392
1,910	JB Hunt Transport Services, Inc.	141,436
36,441	Union Pacific Corp. +	3,950,933
16,255	United Parcel Service, Inc. +	1,597,704
		7,488,465

	TOTAL COMMON STOCK (Cost - $143,728,891)	150,132,802

See accompanying notes to financial statements.

6

Altegris Equity Long Short Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Number of
Contracts (a)		Expiration	Value
	PURCHASED OPTIONS - 0.0%
	CALL OPTIONS - 0.0%
65	Corelogic Inc., @ $35.00	Apr-15	$2,925
27	Green Dot Corp. @ $25.00	Dec-14	1,890
59	People’s United Financial @ $16.00	Nov-16	885
			5,700
	PUT OPTIONS - 0.0%
24	World Acceptance Corp. @ $80.00	Oct-15	27,072
22	World Acceptance Corp. @ $85.00	Oct-15	36,410
			63,482

	TOTAL PURCHASED OPTIONS (Cost - $68,376)		69,182

	TOTAL INVESTMENTS - 92.5% (Cost - $143,797,267) (b)		$150,201,984
	OTHER ASSETS LESS LIABILITIES - 7.5%		12,190,182
	NET ASSETS - 100.0%		$162,392,166

Shares
	SECURITIES SOLD SHORT - (55.4) %
	COMMON STOCK - (46.2) %
	AEROSPACE / DEFENSE - (1.0) %
(8,778)	Boeing Co.	$(1,118,142)
(2,955)	Lockheed Martin Corp.	(540,115)
		(1,658,257)
	APPAREL - (0.4) %
(25,285)	Wolverine World Wide, Inc.	(633,642)

	AUTO MANUFACTURERS - (0.8) %
(41,135)	General Motors Co.	(1,313,852)

	BANKS - (2.3) %
(12,795)	BB&T Corp.	(476,102)
(11,198)	C1 Financial, Inc. *	(203,020)
(986)	Cullen/Frost Bankers, Inc.	(75,439)
(21,945)	CVB Financial Corp.	(314,911)
(28,639)	FirstMerit Corp.	(504,046)
(13,832)	Green Bancorp, Inc. *	(237,219)
(4,699)	Iberiabank Corp.	(293,734)
(26,652)	Old National Bancorp	(345,676)
(16,131)	Trico Bancshares	(364,883)
(45,240)	Valley National Bancorp.	(438,376)
(21,716)	Western Alliance Bancorp. *	(519,012)
		(3,772,418)
	BEVERAGES - (1.0) %
(3,700)	Dr Pepper Snapple Group, Inc.	(237,947)
(5,852)	Keurig Green Mountain, Inc.	(761,521)
(5,955)	PepsiCo, Inc.	(554,351)
		(1,553,819)

See accompanying notes to financial statements.

7

Altegris Equity Long Short Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Shares		Value
	BUILDING MATERIALS - (0.6) %
(13,591)	Lennox International, Inc.	$(1,044,740)

	CHEMICALS - (2.2) %
(11,286)	Agrium, Inc.	(1,004,454)
(27,454)	American Vanguard Corp.	(307,485)
(7,400)	FMC Corp.	(423,206)
(11,100)	Mosaic Co.	(492,951)
(13,570)	Potash Corp of Saskatchewan, Inc.	(468,979)
(29,260)	Rayonier Advanced Materials, Inc.	(962,947)
		(3,660,022)
	COMMERCIAL SERVICES - (0.6) %
(18,693)	CoreLogic, Inc. *	(506,019)
(13,511)	Tree.com, Inc. *	(484,910)
		(990,929)
	COMPUTERS - (0.4) %
(11,704)	Computer Sciences Corp.	(715,700)

	DISTRIBUTION / WHOLESALE - (0.2) %
(4,343)	Fossil Group, Inc. *	(407,808)

	DIVERSIFIED FINANCIAL SERVICES - (2.5) %
(12,407)	Ally Financial, Inc. *	(287,098)
(62)	Altisource Asset Management Corp.	(41,851)
(2,534)	Altisource Portfolio Solutions SA *	(255,427)
(11,704)	American Express Co.	(1,024,568)
(10,053)	Cowen Group, Inc. *	(37,699)
(22,723)	FXCM, Inc.	(360,159)
(4,493)	Ladder Capital Corp. *	(84,918)
(5,294)	MarketAxess Holdings, Inc.	(327,487)
(284)	Outerwall, Inc. *	(15,932)
(6,249)	Piper Jaffray Cos. *	(326,448)
(13,431)	Santander Consumer USA Holdings, Inc.	(239,206)
(31,073)	Stonegate Mortgage Corp. *	(403,638)
(15,762)	Synchrony Financial *	(386,957)
(8,458)	Walter Investment Management Corp. *	(185,653)
(1,391)	World Acceptance Corp. *	(93,892)
		(4,070,933)
	ELECTRIC - (1.2) %
(29,440)	Southern Co.	(1,285,056)
(14,630)	Wisconsin Energy Corp.	(629,090)
		(1,914,146)
	ELECTRICAL COMPONENTS & EQUIPMENT - (0.5) %
(11,824)	Emerson Electric Co.	(739,946)

	ELECTRONICS - (0.5) %
(14,630)	Garmin Ltd.	(760,614)

	ENERGY - ALTERNATE SOURCES - (0.1) %
(20,974)	Renewable Energy Group, Inc. *	(212,886)

See accompanying notes to financial statements.

8

Altegris Equity Long Short Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Shares		Value
	FOOD - (4.3) %
(30,351)	Amira Nature Foods Ltd.	$(475,297)
(7,444)	Campbell Soup Co.	(318,082)
(24,950)	Chefs’ Warehouse, Inc. *	(405,687)
(35,778)	Fairway Group Holdings Corp. *	(133,810)
(14,064)	Fresh Market, Inc. *	(491,255)
(8,647)	Hormel Foods Corp.	(444,369)
(24,154)	McCormick & Co., Inc.	(1,615,903)
(16,036)	Pilgrim’s Pride Corp. *	(490,060)
(6,660)	Sanderson Farms, Inc.	(585,747)
(41,252)	Sysco Corp.	(1,565,513)
(6,204)	TreeHouse Foods, Inc. *	(499,422)
		(7,025,145)
	HEALTHCARE - SERVICES - (0.9) %
(17,676)	UnitedHealth Group, Inc.	(1,524,555)

	HOME BUILDERS - (0.2) %
(19,480)	Installed Building Products, Inc. *	(273,694)

	HOUSEHOLD PRODUCTS/WARES - (0.5) %
(8,437)	Scotts Miracle-Gro Co.	(464,035)
(13,572)	SodaStream International Ltd. *	(400,238)
		(864,273)
	INSURANCE - (2.4) %
(5,550)	Assurant, Inc.	(356,865)
(8,218)	Everest Re Group Ltd.	(1,331,398)
(9,482)	PartnerRe Ltd.	(1,041,977)
(11,818)	Travelers Cos., Inc.	(1,110,183)
		(3,840,423)
	INTERNET - (1.1) %
(585)	Priceline Group, Inc. *	(677,769)
(11,228)	TripAdvisor, Inc. *	(1,026,464)
		(1,704,233)
	LEISURE TIME - (0.4) %
(36,190)	Fox Factory Holding Corp. *	(560,945)

	LODGING - (0.6) %
(5,297)	Wynn Resorts Ltd.	(990,963)

	MACHINERY-CONSTRUCTION & MINING - (1.5) %
(24,538)	Caterpillar, Inc.	(2,429,998)

	MACHINERY-DIVERSIFIED - (2.3)%
(10,855)	AGCO Corp.	(493,468)
(27,439)	Deere & Co.	(2,249,724)
(8,864)	Rockwell Automation, Inc.	(973,976)
		(3,717,168)
	METAL FABRICATE/HARDWARE - (0.3) %
(3,741)	Valmont Industries, Inc.	(504,773)

See accompanying notes to financial statements.

9

Altegris Equity Long Short Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Shares		Value
	MISCELLANEOUS MANUFACTURING - (0.0) %
(6,415)	Metabolix, Inc. *	$(5,838)

	OIL & GAS - (2.2) %
(11,824)	Chevron Corp.	(1,410,840)
(16,478)	Exxon Mobil Corp.	(1,549,756)
(17,736)	Transocean Ltd.	(567,020)
		(3,527,616)
	PACKAGING & CONTAINERS - (0.6) %
(26,334)	Sonoco Products Co.	(1,034,663)

	PHARMACEUTICALS - (0.3) %
(24,670)	Natural Grocers by Vitamin Cottage, Inc.	(401,628)

	REAL ESTATE - (0.5) %
(11,174)	HFF, Inc.	(323,487)
(15,200)	Realogy Holdings Corp.	(565,440)
		(888,927)
	REITS - (0.2) %
(23,052)	Newcastle Investment Corp.	(292,299)

	RETAIL - (6.8) %
(12,623)	America’s Car-Mart, Inc. *	(499,744)
(20,564)	Buckle, Inc.	(933,400)
(4,682)	Buffalo Wild Wings, Inc. *	(628,652)
(22,613)	CarMax, Inc. *	(1,050,374)
(23,648)	Cheesecake Factory, Inc.	(1,075,984)
(16,035)	Chuy’s Holdings, Inc. *	(503,339)
(11,818)	Conn’s, Inc. *	(357,731)
(59,872)	Denny’s Corp. *	(420,900)
(6,527)	First Cash Financial Services, Inc. *	(365,381)
(7,500)	Hibbett Sports, Inc. *	(319,725)
(17,556)	Macy’s, Inc.	(1,021,408)
(22,207)	Noodles & Co. *	(426,152)
(5,394)	Panera Bread Co. *	(877,712)
(23,408)	Pier 1 Imports, Inc.	(278,321)
(24,930)	Wal-Mart Stores, Inc.	(1,906,397)
(39,475)	Wendy’s Co.	(326,063)
		(10,991,283)
	SAVINGS & LOANS - (1.1) %
(3,000)	BofI Holding, Inc. *	(218,130)
(21,260)	EverBank Financial Corp.	(375,452)
(36,641)	New York Community Bancorp, Inc.	(581,493)
(40,984)	People’s United Financial, Inc.	(593,038)
		(1,768,113)
	SEMICONDUCTORS - (2.5) %
(23,648)	Cree, Inc. *	(968,386)
(23,408)	Linear Technology Corp.	(1,039,081)
(14,630)	QUALCOMM, Inc.	(1,093,885)
(47,116)	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	(950,801)
		(4,052,153)

See accompanying notes to financial statements.

10

Altegris Equity Long Short Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

September 30, 2014

Shares		Value
	SOFTWARE - (0.9) %
(4,648)	Ebix, Inc.	$(65,909)
(25,359)	salesforce.com, Inc. *	(1,458,903)
		(1,524,812)
	STORAGE / WAREHOUSING - (0.0) %
(598)	Mobile Mini, Inc.	(20,912)

	TELECOMMUNICATIONS - (0.5) %
(11,824)	Motorola Solutions, Inc.	(748,223)

	TOYS / GAMES / HOBBIES - (0.7) %
(35,292)	Mattel, Inc.	(1,081,700)

	TRANSPORTATION - (1.1) %
(16,619)	Norfolk Southern Corp.	(1,854,680)

	TOTAL COMMON STOCK (Proceeds - $76,735,434)	(75,078,729)

	EXCHANGE TRADED FUNDS - (9.2) %
	DEBT FUND - (0.7) %
(29,948)	SPDR Barclays High Yield Bond ETF	(1,203,311)

	EQUITY FUNDS - (8.5) %
(4,373)	iShares Russell 2000 ETF	(478,187)
(62,688)	SPDR S&P 500 ETF Trust	(12,350,790)
(1,544)	SPDR S&P Regional Banking ETF	(58,456)
(309)	SPDR S&P Bank ETF	(9,860)
(11,627)	SPDR S&P Homebuilders ETF	(344,043)
(21,816)	Financial Select Sector SPDR Fund	(505,477)
		(13,746,813)

	TOTAL EXCHANGE TRADED FUNDS (Proceeds $15,053,512)	(14,950,124)

	TOTAL SECURITIES SOLD SHORT (Proceeds- $91,788,946) (b)	(90,028,853)

Number of
Contracts (a)		Expiration
	WRITTEN OPTIONS - 0.0%
	CALL OPTIONS - 0.0%
(25)	PacWest Bancorp. @ $45.00	Mar-15	(2,500)
	PUT OPTIONS - 0.0%
(25)	Corelogic Inc., @ $22.50	Apr-15	(1,063)

	TOTAL WRITTEN OPTIONS (Proceeds - $3,552)		(3,563)

REIT	Real Estate Investment Trust

ADR	American Depositary Receipt

*	Non-income producing security.

+	All or part of the security was held as collateral for securities sold short as of September 30, 2014.

(a)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(b)	Represents cost for financial reporting purpose. Aggregate cost for federal tax purposes (excluding securities sold short and including purchase options) is $144,109,209 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$9,054,727
Unrealized Depreciation:	(2,961,952)
Net Unrealized Appreciation:	$6,092,775

See accompanying notes to financial statements.

11

Altegris Equity Long Short Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2014

ASSETS
Investment securities:
At cost	$143,797,267
At value	$150,201,984
Cash	103,766,679
Cash denominated in foreign currency (cost $35,418)	36,703
Receivable for securities sold	6,699,056
Receivable for Fund shares sold	199,301
Unrealized appreciation on forward currency exchange contracts	33,795
Dividends and interest receivable	20,504
Prepaid expenses and other assets	66,507
TOTAL ASSETS	261,024,529

LIABILITIES
Securities sold short, at value (proceeds $91,788,946)	90,028,853
Payable for investments purchased	7,121,202
Cash overdraft denominated in foreign currency (cost $1,069,682)	1,042,478
Investment advisory fees payable	218,516
Payable for Fund shares repurchased	80,404
Fees payable to other affiliates	21,967
Distribution (12b-1) fees payable	8,164
Options written, at value (proceeds $3,552)	3,563
Accrued expenses and other liabilities	107,216
TOTAL LIABILITIES	98,632,363
NET ASSETS	$162,392,166

Composition of Net Assets:
Paid in capital	$153,432,803
Accumulated net investment loss	(1,869,009)
Accumulated net realized gain from investments	2,602,808
Net unrealized appreciation of investments	8,225,564
NET ASSETS	$162,392,166

Net Asset Value Per Share:
Class A Shares:
Net Assets	$9,205,979
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	849,759
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)(b)	$10.83
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (c)	$11.49

Class C Shares:
Net Assets	$2,054,433
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	191,060
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$10.75

Class I Shares:
Net Assets	$130,646,548
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	11,992,890
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$10.89

Class N Shares:
Net Assets	$20,485,206
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,891,198
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$10.83

(a)	For certain purchases of $1 million or more, a 1.00 % contingent deferred sales charge may apply to redemptions made within 18 months of purchase in the amount of the commissions paid on the shares redeemed

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(c)	On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

12

Altegris Equity Long Short Fund

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended September 30, 2014

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $5,807)	$1,066,334
Interest	1,825
TOTAL INVESTMENT INCOME	1,068,159

EXPENSES
Advisor fees	1,432,855
Short sale dividend and interest expense	1,229,169
Custodian fees	125,501
Distribution (12b-1) fees:
Class A	15,978
Class C	7,994
Class N	31,428
Administrative services fees	47,366
Professional fees	39,436
Transfer agent fees	25,966
Registration fees	24,077
Non 12b-1 shareholder servicing fees	16,000
Accounting services fees	13,934
Compliance officer fees	10,468
Trustees fees and expenses	7,675
Insurance expense	3,703
Printing and postage expenses	2,995
Other expenses	4,011
TOTAL EXPENSES	3,038,556
Less: Fees waived by the Advisor	(124,115)
NET EXPENSES	2,914,441

NET INVESTMENT LOSS	(1,846,282)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	11,147,023
Securities sold short	(6,551,877)
Options purchased	(2,503)
Options written	4,688
Foreign currency exchange contracts	158,634
Foreign currency transactions	(30,242)
Net Realized Gain	4,725,723

Net change in unrealized appreciation (depreciation) on:
Investments	(6,184,969)
Securities sold short	5,447,500
Options purchased	8,897
Options written	(3,327)
Foreign currency exchange contracts	7,695
Foreign currency translations	29,820
Net Change in Appreciation (Depreciation)	(694,384)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,031,339

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,185,057

See accompanying notes to financial statements.

13

Altegris Equity Long Short Fund

STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	September 30, 2014	March 31, 2014
	(Unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment loss	$(1,846,282)	$(4,133,228)
Net realized gain on investments	4,725,723	7,949,417
Net change in unrealized appreciation (depreciation) on investments	(694,384)	5,562,565
Net increase in net assets resulting from operations	2,185,057	9,378,754

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A	—	(455,776)
Class I	—	(5,164,906)
Class C	—	(3,166)
Class N	—	(1,892,250)
Total distributions to shareholders	—	(7,516,098)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,980,115	13,535,696
Class C	854,782	1,216,404
Class I	42,854,284	58,997,792
Class N	3,314,041	16,728,693
Net asset value of shares issued in reinvestment of distributions:
Class A	—	443,684
Class C	—	494
Class I	—	4,957,308
Class N	—	1,888,094
Redemption fee proceeds:
Class A	162	74
Class C	15	6
Class I	1,232	765
Class N	314	271
Payments for shares redeemed:
Class A	(8,764,945)	(1,207,348)
Class C	(7,035)	(29,935)
Class I	(18,976,071)	(44,675,024)
Class N	(16,723,171)	(18,572,855)
Net increase from shares of beneficial interest transactions	5,533,723	33,284,119

NET INCREASE IN NET ASSETS	7,718,780	35,146,775

NET ASSETS
Beginning of Period	154,673,386	119,526,611
End of Period *	$162,392,166	$154,673,386
* Includes accumulated net investment (loss) of:	$(1,869,009)	$(22,727)

SHARE ACTIVITY
Class A:
Shares Sold	280,570	1,252,377
Shares Reinvested	—	42,256
Shares Redeemed	(823,568)	(112,224)
Net increase (decrease) in shares of beneficial interest outstanding	(542,998)	1,182,409

Class C: (b)
Shares Sold	80,428	114,112
Shares Reinvested	—	47
Shares Redeemed	(670)	(2,857)
Net increase in shares of beneficial interest outstanding	79,758	111,302

Class I:
Shares Sold	4,033,456	5,446,690
Shares Reinvested	—	470,332
Shares Redeemed	(1,767,717)	(4,193,848)
Net increase in shares of beneficial interest outstanding	2,265,739	1,723,174

Class N:
Shares Sold	309,655	1,551,561
Shares Reinvested	—	179,818
Shares Redeemed	(1,578,958)	(1,716,431)
Net increase (decrease) in shares of beneficial interest outstanding	(1,269,303)	14,948

(b)	Class C commenced operations on October 7, 2013.

See accompanying notes to financial statements.

14

Altegris Equity Long Short Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A		Class A		Class A (1)
	Six Months Ended		Year Ended		Period Ended
	September 30, 2014		March 31, 2014		March 31, 2013
	(Unaudited)
Net asset value, beginning of period	$10.72		$10.51		$10.00

Income (loss) from investment operations:
Net investment (loss) (2)	(0.13)		(0.33)		(0.30)
Net realized and unrealized gain on investments	0.24		1.13		0.84
Total from investment operations	0.11		0.80		0.54

Less distributions from:
Net realized gains	—		(0.59)		(0.03)

Redemption fees collected (3)	0.00		0.00		0.00

Net asset value, end of period	$10.83		$10.72		$10.51

Total return (4)	1.03	% (5)	7.76	% (6)	5.40	% (5,6)

Net assets, at end of period (000s)	$9,206		$14,924		$2,211

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (7,8)	3.89	% (9)	4.51%		5.13	% (9)
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (7,8)	2.39	% (9)	2.96%		3.85	% (9)
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (8)	3.74	% (9)	4.27%		4.53	% (9)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (8)	2.24	% (9)	2.72%		3.24	% (9)

Ratio of net investment loss to average net assets (8,10)	(2.43	)% (9)	(3.30)%		(3.19	)% (9)

Portfolio Turnover Rate	144	% (5)	432%		517	% (5)

(1)	The Fund commenced operations on April 30, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(9)	Annualized.

(10)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

15

Altegris Equity Long Short Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class C	Class C (1)
	Six Months Ended	Period Ended
	September 30, 2014	March 31, 2014
	(Unaudited)
Net asset value, beginning of period	$10.68	$11.04

Income (loss) from investment operations:
Net investment (loss) (2)	(0.17)	(0.17)
Net realized and unrealized gain on investments	0.24	0.40
Total from investment operations	0.07	0.23

Less distributions from:
Net realized gains	—	(0.59)

Redemption fees collected (3)	0.00	0.00

Net asset value, end of period	$10.75	$10.68

Total return (4,5)	0.66%	2.21%

Net assets, at end of period (000s)	$2,054	$1,188

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (6,7,8)	4.64%	4.84%
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (6,7,8)	3.14%	3.29%
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (7,8)	4.49%	4.60%
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (7,8)	2.99%	3.05%

Ratio of net investment loss to average net assets (7,8,9)	(3.18)%	(3.51)%

Portfolio Turnover Rate (5)	144%	432%

(1)	Class C commenced operations on October 7, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

16

Altegris Equity Long Short Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I		Class I		Class I (1)
	Six Months Ended		Year Ended		Period Ended
	September 30, 2014		March 31, 2014		March 31, 2013
	(Unaudited)
Net asset value, beginning of period	$10.76		$10.53		$10.00

Income (loss) from investment operations:
Net investment (loss) (2)	(0.12)		(0.33)		(0.27)
Net realized and unrealized gain on investments	0.25		1.15		0.83
Total from investment operations	0.13		0.82		0.56

Less distributions from:
Net realized gains	—		(0.59)		(0.03)

Redemption fees collected (3)	0.00		0.00		0.00

Net asset value, end of period	$10.89		$10.76		$10.53

Total return (4)	1.21	% (5)	7.94	% (6)	5.60	% (5,6)

Net assets, at end of period (000s)	$130,647		$104,698		$84,262

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (7,8)	3.64	% (9)	4.27%		4.88	% (9)
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (7,8)	2.14	% (9)	2.71%		3.60	% (9)
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (8)	3.49	% (9)	4.02%		4.28	% (9)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (8)	1.99	% (9)	2.47%		2.99	% (9)

Ratio of net investment loss to average net assets (8,10)	(2.18	)% (9)	(3.05)%		(2.94	)% (9)

Portfolio Turnover Rate	144	% (5)	432%		517	% (5)

(1)	The Fund commenced operations on April 30, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(9)	Annualized.

(10)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invest

See accompanying notes to financial statements.

17

Altegris Equity Long Short Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class N		Class N		Class N (1)
	Six Months Ended		Year Ended		Period Ended
	September 30, 2014		March 31, 2014		March 31, 2013
	(Unaudited)
Net asset value, beginning of period	$10.71		$10.51		$10.00

Income (loss) from investment operations:
Net investment (loss) (2)	(0.13)		(0.36)		(0.30)
Net realized and unrealized gain on investments	0.25		1.15		0.84
Total from investment operations	0.12		0.79		0.54

Less distributions from:
Net realized gains	—		(0.59)		(0.03)

Redemption fees collected (3)	0.00		0.00		0.00

Net asset value, end of period	$10.83		$10.71		$10.51

Total return (4)	1.12	% (6)	7.66	% (6)	5.40	% (5,6)

Net assets, at end of period (000s)	$20,485		$33,862		$33,053

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (7,8)	3.89%		4.51%		5.13	% (9)
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (7,8)	2.39%		2.96%		3.85	% (9)
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (8)	3.74%		4.27%		4.53	% (9)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (8)	2.24%		2.72%		3.24	% (9)

Ratio of net investment loss to average net assets (8,10)	(2.43)%		(3.30)%		(3.19	)% (9)

Portfolio Turnover Rate	144%		432%		517	% (5)

(1)	Class N commenced operations on April 30, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(9)	Annualized.

(10)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

18

Altegris Equity Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2014

1.	ORGANIZATION

The Altegris Equity Long Short Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on April 30, 2012. The Fund’s seeks to achieve long-term capital appreciation with moderate correlation to major equity market indices. The Fund commenced operations on April 30, 2012

The Fund offers Class A, Class C, Class I and Class N shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class C and Class N shares of the Fund are offered at their net asset value (“NAV”) without an initial sales charge. Class C shares are subject to a deferred sales charge of up to 1% on shares redeemed within 18 months of purchase. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A, Class C and Class N shares. All classes are subject to a 1% redemption fee on redemptions made with 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Forward foreign exchange contract are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

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September 30, 2014

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

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Altegris Equity Long Short Fund

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September 30, 2014

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stock *	$150,132,802	$—	$—	$150,132,802
Purchase Options	69,182	—	—	69,182
Total Investments	$150,201,984	$—	$—	$150,201,984

Derivatives
Forward currency exchange contracts		33,795	—	33,795
Total	$150,201,984	$33,795	$—	$150,235,779

Liabilities
Securities Sold Short
Common Stock *	$(75,078,729)	$—	$—	$(75,078,729)
Exchange Traded funds	(14,950,124)	—	—	(14,950,124)
Derivatives
Written Option	(3,563)	—	—	(3,563)
Total Liabilities	$(90,032,416)	$—	$—	$(90,032,416)

*	Refer to the Portfolio of Investments for industry classification.

The Fund did not hold any Level 3 securities during the period ended.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal

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Altegris Equity Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2014

income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2012 and 2013 or expected to be taken in the Fund’s 2014 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that Fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended September 30, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments and options amounted to $214,535,410 and $206,841,418, respectively. Purchases and proceeds from securities and exchange traded funds sold short amounted $103,864,750 and $96,688,167, respectively.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and

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Altegris Equity Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2014

the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. For the six months ended September 30, 2014, the Fund had a loss of $2,503 which is included in the net realized loss from Options purchased and had a gain of 4,688 which is included in the net realized gain from Options written in the Statement of Operations.

The number of option contracts written and the premiums received by the Fund for the six months ended September 30, 2014, were as follows:

	Call Options		Put Options
	Number of	Premiums	Number of	Premiums
Written Options	Contracts	Received	Contracts	Received
Options outstanding, beginning of period	—	$—	—	$—
Option written	92	7,263	25	977
Option closed	—	—	—	—
Option expiration	(67)	(4,688)	—	—
Options outstanding, end of period	25	$2,575	25	$977

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security, in connection with which an option was purchased, moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Fund may enter into foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward currency exchange contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forwards currency exchange contracts, the Fund would incur a loss if the value of the contract increases between the date the foreign currency exchange contract is opened and the date the forward currency exchange contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward currency exchange contract is opened and the date the forward currency exchange contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Fund also is exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts, which is typically limited to the unrealized gain on each open contract. As of September 30, 2014, the following forward currency exchange contracts were open:

	Settlement		Currency Amount	Cost		Unrealized
Foreign Currency	Date	Counterparty	Purchased	(US $)	Fair Value	Appreciation
To Sell:
British Pound	12/17/2014	J.P. Morgan	74,763	$121,215	$121,148	$67
Euro	12/17/2014	J.P. Morgan	92,817	120,153	117,280	2,873
Swiss Franc	12/17/2014	J.P. Morgan	1,356,075	1,450,857	1,420,002	30,855
				$1,692,225	$1,658,430	$33,795

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Altegris Equity Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2014

The derivative instruments outstanding as of September 30, 2014 as disclosed in the Notes to the Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Offsetting of Financial Assets and Derivative Assets

The Fund’s policy is to recognize a net asset or liability equal to the unrealized forward currency contract and options. During the six months ended September 30, 2014, the Fund was not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2014.

Gross Amounts Not Offset in
the Statement of Assets &
Assets				Liabilities
	Gross	Gross Amounts	Net Amounts of
	Amounts of	Offset in the	Assets Presented in		Cash
	Recognized	Statement of Assets	the Statement of	Financial	Collateral
	Assets	& Liabilities	Assets & Liabilities	Instruments	Pledged	Net Amount
Forward currency contracts	$33,795	$—	$33,795	$—	$—	$33,795
Options Purchased	$69,182	$—	$69,182	$—	$—	$69,182

Gross Amounts Not Offset in
the Statement of Assets &
Liabilities:				Liabilities
	Gross	Gross Amounts	Net Amounts of
	Amounts of	Offset in the	liabilities Presented		Cash
	Recognized	Statement of Assets	in the Statement of	Financial	Collateral
	Liabilities	&Liabilities	Assets & Liabilities	Instruments	Pledged *	Net Amount
Options Written	$(3,563)	$—	$(3,563)	$—	$3,563	$—

*	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of September 30, 2014:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Equity/Currency Contracts	Unrealized appreciation on forward currency exchange contracts Options Written, at value

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Altegris Equity Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2014

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of September 30, 2014:

Asset Derivatives Investment Value			Liabilities Derivatives Investment Value
Derivative Investment Type	Currency	Equity	Derivative Investment Type	Equity
Options Purchased	$—	$69,182	Options Written	$3,563
Forward Foreign Currency Contracts	33,795	—
	$33,795	$69,182

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months ended September 30, 2014:

Derivative Investment Type	Location of Gain/Loss on Derivative
Equity/Currency Contracts	Net realized gain (loss) from options purchased
Net realized gain (loss) from options written
Net realized gain (loss) from foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on option contracts purchased
Net change in unrealized appreciation (depreciation) on option contracts written
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended September 30, 2014:

Realized gain/(loss) on derivatives recognized in the Statement of Operations

			Total for the
		Foreign Exchange	Six Months Ended
Derivative Investment Type	Equity Risk	Risk	September 30, 2014
Options purchased	$(2,503)	$—	$(2,503)
Options written	4,688	—	4,688
Forward currency exchange contracts		158,634	158,634
	$2,185	$158,634	$160,819

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations

			Total for the
		Foreign Exchange	Six Months Ended
Derivative Investment Type	Equity Risk	Risk	September 30, 2014
Options purchased	$8,897	$—	$8,897
Options written	(3,327)	—	(3,327)
Forward currency exchange contracts		7,695	7,695
	$5,570	$7,695	$13,265

4.	INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

Altegris Advisors, L.L.C., serves as the Fund’s investment Advisor (the “Advisor”). The Fund’s advisor allocates portions of the Fund’s portfolio to be managed by Chilton Investment Company, LLC, Harvest Capital Strategies, LLC, OMT Capital Management, LLC and Visium Asset Management, LP, where each serve as a Sub-Advisor (the “Sub-Advisors”). Effective June, 27 2014 OMT Capital Management, LLC was removed as Sub-Advisor and is no longer managing any portion of the assets. The Fund employs Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the

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Altegris Equity Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2014

Fund for serving in such capacities. During the fiscal six months ended September 30, 2014 earned $1,432,855 in management fees.

Pursuant to an advisory agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at 1.75%. Pursuant to each sub-advisory agreement between the Advisor and each Sub-Advisor, each Sub-Advisor is entitled to receive, on a monthly basis, a percentage of the net assets of their managed allocated portion. The Sub-Advisors are paid by the Advisor not the Fund.

The Advisor contractually agreed to reduce its fees and/or absorb expenses of the Fund, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 2.24%, 2.99%, 1.99% and 2.24% of the daily average net assets attributable to each of the Class A, Class C, Class I and Class N shares, respectively. This agreement shall remain in effect until at least July 31, 2015. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal periods prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. Pursuant to the agreement for the six months ended September 30, 2014, the Advisor waiver $124,115 of expenses. Cumulative expenses subject to the aforementioned conditions will expire March 31 of the following years:

2016	$328,007
2017	318,332
2018	124,115
$646,339

The Board has adopted the Trust Master Distribution and Shareholder Servicing plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets attributable to Class A, Class C and Class N shares, respectively. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended September 30, 2014, pursuant to the Plan, Class A, Class C and Class N shares paid $15,978, $7,994 and $31,428, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class I and Class N shares. The Distributor is an affiliate of GFS. During the six months ended September 30, 2014, the Distributor received $7,205 in underwriting commissions for sales of Class A shares of which $1,089 was retained by the principal underwriter or other affiliated broker-dealers.

The Fund is part of a series of Altegris Mutual Funds or mutual fund family (“Family”) comprised of the Fund, Altegris Managed Futures Strategy Fund, Altegris Futures Evolution Strategy Fund, Altegris Macro Strategy Fund, Altegris Fixed Income Long Short Fund, Altegris Multi-Strategy Alternative Fund and Altegris AACA/Real Estate Long Short Fund. The Family shares the minimum annual fees based on a percentage of the average net assets of each fund. Pursuant to separate servicing agreements with GFS, the Funds pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Family. GFS provides a Principal Executive Officer and a Principal Financial Officer to each Fund.

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Altegris Equity Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2014

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs. For the six months ended September 30, 2014, Class A, Class C, Class I and Class N assessed redemption fees in the amounts of $162, $15, $1,232 and $314, respectively.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the year ended March 31, 2014 was as follows:

Fiscal Period Ended
March 31, 2014
Ordinary Income	$7,467,564
Long-Term Capital Gain	48,534
$7,516,098

As of March 31, 2014, the components of distributable earnings (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Other	Post October	Unrealized	Total
Ordinary	Long-Term	Loss	Book/Tax	Loss and	Appreciation	Accumulated
Income	Gains	Carry Forwards	Tax Differences	Late Year Loss	(Depreciation)	Earnings (Deficits)
$—	$63,638	$—	$(556,924)	$—	$7,267,592	$6,774,306

The difference between book basis and tax basis accumulated net investment losses, accumulated net realized gains and unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales and straddles, mark-to-market on open forward foreign currency contracts, and adjustments for return of capital distributions received, partnerships and constructive sales.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains (losses), the reclass of net operating losses, and adjustments for real estate investment trusts, partnerships and business development companies, resulted in reclassification for the year ended March 31, 2014 as follows:

	Undistributed Net	Accumulated
	Investment	Net Realized
Paid In Capital	Income (Loss)	Gains (Loss)
$—	$4,072,561	$(4,072,561)

27

Altegris Equity Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2014

7.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

28

Altegris Equity Long Short Fund
EXPENSE EXAMPLES (Unaudited)
September 30, 2014

As a shareholder of the Altegris Equity Long Short Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, expenses due to securities sold short and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Altegris Equity Long Short Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period beginning April 1, 2014 and ended September 30, 2014.

Table 1. Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2. Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on the Altegris Equity Long Short Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Table 1
		Beginning Account	Ending Account	Expenses Paid During
Actual	Annualized	Value	Value	Period *
Expenses	Expense Ratio	4/1/2014	9/30/2014	4/1/14 – 9/30/14
Class A	3.74%	$1,000.00	$1,010.30	$18.85
Class C	4.49%	$1,000.00	$1,006.60	$22.59
Class I	3.49%	$1,000.00	$1,012.10	$17.60
Class N	3.74%	$1,000.00	$1,010.30	$18.85

Table 2
		Beginning Account	Ending Account	Expenses Paid During
Hypothetical ***	Annualized	Value	Value	Period *
(5% return before expenses)	Expense Ratio	4/1/2014	9/30/2014	4/1/14 – 9/30/14
Class A	3.74%	$1,000.00	$1,006.32	$18.81
Class C	4.49%	$1,000.00	$1,002.56	$22.54
Class I	3.49%	$1,000.00	$1,007.57	$17.56
Class N	3.74%	$1,000.00	$1,006.32	$18.81

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).
29

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603
30

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.
31

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-772-5838.

INVESTMENT ADVISOR
Altegris Advisors, L.L.C.
1200 Prospect Street, Suite 400
La Jolla, CA 92037

SUB-ADVISORS
Chilton Investment Company, LLC
1290 East Main Street, 1st Floor
Stamford, CT 06092

Harvest Capital Strategies, LLC
600 Montgomery Street, 17th Floor
San Francisco, CA 94111

Visium Asset Management, LP
888 7th Avenue, 22nd Floor
New York, NY 10019

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

altegris

TRUSTED ALTERNATIVES.
INTELLIGENT INVESTING.

www.altegris.com/mutualfunds

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

 Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew Rogers

       Andrew B. Rogers, President

Date

12/9/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

        Andrew B. Rogers, President

Date

12/9/14

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/9/14